Labor and social obligations (Details 4) - Share options [member]	12 Months Ended
	Dec. 31, 2023 Number R$ / shares shares	Dec. 31, 2022 Number R$ / shares shares	Dec. 31, 2021 Number shares
IfrsStatementLineItems [Line Items]
Weighted average exercise price (in Reais), Outstanding at the beginning	R$ 79.47
Number of stock options, Outstanding at the beginning | Number	3,729,287	3,086,728	2,510,983
Weighted average exercise price (in Reais), Granted	R$ 60.83
Number of stock options, Granted | Number	467,000	1,234,919	1,170,000
Weighted average exercise price (in Reais), Exercised	R$ 59.67
Number of stock options, Exercised | Number	(164,214)		(442,669)
Weighted average exercise price (in Reais), Stock options exchanged
Number of stock options, Stock options exchanged | Number	(1,751,599)
Weighted average exercise price (in Reais), Forfeited	R$ 110.95
Number of stock options, Forfeited | Number	(333,111)	(365,749)	(60,000)
Weighted average exercise price (in Reais), Expired	R$ 94.17
Number of stock options, Expired | Number	(251,299)	(226,611)	(91,586)
Weighted average exercise price (in Reais), Outstanding at the ending	R$ 64.33	R$ 79.47
Number of stock options, Outstanding at the ending | Number	1,696,064	3,729,287	3,086,728
Weighted average exercise price (in Reais), Exercisable	R$ 86.23
Number of stock options, Exercisable | shares	242,235	1,133,774	542,061